UNITED STATES
                SECURITIES AND EXCHANGE COMMISSION
                      Washington, D.C. 20549

                              FORM 13F

                        FORM 13F COVER PAGE

Report for the Calendar Quarter Ended December 31, 2005

Check here if Amendment; [ ] Amendment Number:

This Amendment (Check [ ] is a restatement
only one);            [ ] adds new holdings entries

Institutional Investment Manager Filing this Report:

Name:             Diamond Capital Management Inc.
Address:          Dorinco 100
                  Midland, MI 48674
13F File Number:  28-7248

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:             Christopher K. Li
Title:            President, Diamond Capital Management Inc.
Phone:            989-636-2764

Signature, Place, and Date of Signing:

/S/ CHRISTOPHER K. LI, MIDLAND, MICHIGAN, (December 31, 2005)
Report Type (Check one only):

[ X ] 13F HOLDINGS REPORT
[   ] 13F NOTICE
[   ] 13F COMBINATION REPORT

List of Other Managers
Reporting for this Manager:
I AM SIGNING THIS REPORT AS REQUIRED BY THE SECURITIES
AND EXCHANGE ACT OF 1934.

                      FORM 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers:      0
Form 13F Information Table Entry Total: 65
Form 13F Information table Value Total(x 1000): $665,761



		                                 		Shares      (a)    (b)    (c)    Mgrs (a)   (b)   (c)
Name of Issuer		Class    CUSIP     	FMVx1000 	Call/Put(a) Sole   Share  Shared       Sole Share None
	                                                        	           as Def Other

SPDR TR	                Comm	78462F103	250,704		2,013,522	X		     2,013,522
PROGRESSIVE CORP	Comm	743315103	 20,004		  171,300	X		       171,300
AMERICAN INTL GROUP INC	Comm	26874107	 12,984		  190,300	X		       190,300
United Parcel Service	Comm	911312106	 12,881		  171,400	X		       171,400
BANKAMERICA CORP	Comm	60505104	 12,437		  269,500	X		       269,500
DELL COMPUTER CORP	Comm	24702R101	 12,073		  403,100	X		       403,100
CADBURY SCHWEPPES	Comm	127209302	 12,019		  313,900	X		       313,900
CITIGROUP INC	        Comm	172967101	 11,861		  244,400	X		       244,400
INTEL CORP	        Comm	458140100	 11,424		  457,700	X		       457,700
ELECTRONIC ARTS INC	Comm	285512109	 11,252		  215,100	X		       215,100
APPLIED MATLS INC	Comm	38222105	 10,963		  611,100	X		       611,100
MERCK & CO INC	        Comm	589331107	 10,895		  342,500	X		       342,500
ATI TECHNOLOGIES INC	Comm	1941103		 10,648		  626,700	X		       626,700
AVON PRODUCTS INC	Comm	54303102	 10,549		  369,500	X		       369,500
PIXAR	                Comm	725811103	 10,370		  196,700	X		       196,700
ASTRAZENECA ADR	        Comm	46353108	  9,953		  204,800	X		       204,800
TELLABS INC	        Comm	879664100	  9,710		  890,800	X		       890,800
YAHOO	                Comm	984332106	  9,505		  242,600	X		       242,600
AMGEN INC	        Comm	31162100	  9,211		  116,800	X		       116,800
JOHNSON & JOHNSON	Comm	478160104	  9,183		  152,800	X		       152,800
EXXON MOBIL CORPORATION	Comm	30231G102	  9,038		  160,900	X		       160,900
FANNIE MAE	        Comm	313586109	  9,025		  184,900	X		       184,900
MEDTRONIC INC	        Comm	585055106	  8,872		  154,100	X		       154,100
PALM INC.	        Comm	696643105	  8,538		  268,500	X		       268,500
FED HOME LN MTG CORP	Comm	313400301	  8,522		  130,400	X		       130,400
GENENTECH	        Comm	368710406	  8,418		   91,000	X		        91,000
FIFTH THIRD BANCORP	Comm	316773100	  8,083		  214,300	X		       214,300
AMERICAN EXPRESS CO	Comm	25816109	  7,796		  151,500	X		       151,500
BAKER HUGHES	        Comm	57224107	  7,439		  122,400	X		       122,400
EBAY INCORPORATED	Comm	278642103	  6,872		  159,000	X		       159,000
QUALCOM	                Comm	747525103	  6,841		  158,800	X		       158,800
GENTEX CORPORATION	Comm	371901109	  6,531		  334,900	X		       334,900
NVIDIA CORPORATION	Comm	67066G104	  6,526		  178,500	X		       178,500
HOME DEPOT INC	        Comm	437076102	  6,448		  159,300	X		       159,300
GLAXOSMITHKLINE ADR	Comm	37733W105	  6,305		  124,900	X		       124,900
WEATHERFORD INTNL	Comm	G95089101	  6,096		  168,400	X		       168,400
JP MORGAN CHASE & CO	Comm	46625H100	  5,918		  149,100	X		       149,100
HCA INCORPORATED	Comm	404119109	  5,767		  114,200	X		       114,200
STARBUCKS CORP	        Comm	855244109	  5,540		  184,600	X		       184,600
RED HAT INC	        Comm	756577102	  5,490		  201,400	X		       201,400
PHELPS DODGE	        Comm	717265102	  5,093		   35,400	X		        35,400
BAXTER INTL INC	        Comm	71813109	  4,635		  123,100	X		       123,100
AMAZON.COM INCORPORATED	Comm	23135106	  4,300		   91,200	X		        91,200
SUN MICROSYSTEMS INC	Comm	866810104	  4,171		  995,400	X		       995,400
VALERO ENERGY	        Comm	91913Y100	  7,100		  137,600	X		       137,600
NETWORK APPLIANCE INC	Comm	64120L104	  4,082		  151,200	X		       151,200
ALLERGAN INC	        Comm	18490102	  3,757		   34,800	X		        34,800
FRESENIUS MEDICAL CARE	Comm	358029106	  3,559		  101,600	X		       101,600
AFLAC INCORPORATED	Comm	1055102		  1,634		   35,200	X		        35,200
E M C CORP MASS	        Comm	268648102	  1,610		  118,200	X		       118,200
COCA COLA CO	        Comm	191216100	  1,600		   39,700	X		        39,700
GOLDMAN SACHS GROUP	Comm	38141G104	  1,328		   10,400	X		        10,400
DOMINION RESOURCES	Comm	25746U109	    811		   10,500	X		        10,500
INTNL BUSINESS MACHS	Comm	459200101	    797		    9,700	X		         9,700
NETEASE.COM INC  	Comm	64110W102	    202		    3,600	X		         3,600
HonHai Precision IND 	Comm	6438564		    545		   99,417	X		        99,417
PING AN	                Comm	B01FLR7		  1,555		  843,000	X		       843,000
HSBC HOLDINGS PLC	Comm	6158163		  1,349		   84,000	X		        84,000
CHINA SHENHUA	        Comm	B09N7M0		  1,168		1,059,000	X		     1,059,000
ANHUI EXPRESSWAY CO	Comm	6045180		    943		1,950,000	X		     1,950,000
PETROCHINA CO LTD	Comm	6226576		    894		1,092,000	X		     1,092,000
CHINA MENGNIU DAIRY	Comm	B01B1L9		    780		  916,000	X		       916,000
XINAO Gas Holdings	Comm	6333937		    595		  750,000	X		       750,000
CHINA RESOURCES	        Comm	6711566		    376		  666,000	X		       666,000
LUNG KEE METAL	        Comm	6538419		    186		  240,000	X		       240,000


GRAND TOTAL					665,761
